Condensed Financial Information of the Parent Company Only - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from bank subsidiaries	$ 22,576	$ 23,687
Other assets	6,800	8,277
Total assets	1,492,962	1,481,682
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	14,366	13,479
Stockholders' equity	115,038	99,414	$ 91,371	$ 91,017
Total liabilities and stockholders' equity	1,492,962	1,481,682
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	2,576	1,334
Investment in bank-issued trust preferred securities	1,310	1,374
Investment in subsidiaries	167,196	152,735
Deferred tax asset	1,928	1,307
Other assets	1,329	403
Total assets	174,339	157,153
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	9,815	8,253
Stockholders' equity	115,038	99,414
Total liabilities and stockholders' equity	$ 174,339	$ 157,153